INCOME TAXES - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 26, 2021	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2021 MOP (MOP$)
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		12.00%	12.00%	12.00%
Expected increase (decrease) in net income attributable to the parent if taxes on casino gaming profits have been paid		$ 10,688		$ (145,617)
Effective tax rate		(0.30%)	0.20%	2.07%
Valuation allowances		$ 267,316	$ 284,656
Adjusted operating tax losses carried forwards, expired		347,744
Aggregate undistributed earnings of foreign subsidiaries		846,735	893,024
Provision related to tax withholding for dividends		0	0
Deferred income tax liability, undistributed earnings		101,608	107,162
Unrecognized tax benefits that would impact effective tax rate		16,342	15,132
Operating Tax Loss Carry Forwards With Expiry Dates [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration		1,238,220
Operating Tax Loss Carry Forwards With No Expiry Date [Member]
Schedule of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration		$ 80,034
Diluted [Member]
Schedule of Income Taxes [Line Items]
Expected reduction in earnings per share if taxes on casino gaming profits have been paid | $ / shares				$ 0.101
Expected increase in loss per share if taxes on casino gaming profits have been paid | $ / shares		$ 0.007
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Statute of limitation for tax return		3 years
Philippine Corporate Income Tax [Member] | July 1, 2020 until June 30, 2023 [Member] | Minimum [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	1.00%
Philippine Corporate Income Tax [Member] | July 1, 2020 until June 30, 2023 [Member] | Maximum [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	2.00%
Philippine Corporate Income Tax [Member] | July 1, 2020 [Member] | Minimum [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	25.00%
Philippine Corporate Income Tax [Member] | July 1, 2020 [Member] | Maximum [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	30.00%
Lump sum in lieu of Macau Complementary Tax on dividends [Member]
Schedule of Income Taxes [Line Items]
Annual lump sum in lieu of Macau Complementary tax on dividend			$ 2,359		MOP$ 18,900,000
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		12.00%	12.00%	12.00%
Statute of limitation for tax return		5 years
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		16.50%	16.50%	16.50%
Statute of limitation for tax return		6 years
Cyprus Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
Percentage of tax on estimated taxable income		12.50%	12.50%	12.50%
Statute of limitation for tax return		6 years